Eaton Vance
Tax-Managed Small-Cap Fund
July 31, 2025 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests its assets in Tax-Managed Small-Cap Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At July 31, 2025, the value of the Fund’s investment in the Portfolio was $123,578,789 and the Fund owned 63.6% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Small-Cap Portfolio
July 31, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 98.3%
Security	Shares	Value
Aerospace & Defense — 1.4%
Hexcel Corp.	43,913	$ 2,630,828
		$ 2,630,828
Automobile Components — 2.1%
Dorman Products, Inc.(1)	33,954	$ 4,095,531
		$ 4,095,531
Banks — 10.7%
Commerce Bancshares, Inc.	98,591	$ 6,033,769
Community Financial System, Inc.	82,694	4,357,974
First Financial Bankshares, Inc.	112,711	3,902,055
SouthState Corp.	47,747	4,496,335
Stock Yards Bancorp, Inc.	25,512	1,907,277
		$ 20,697,410
Biotechnology — 0.5%
Caris Life Sciences, Inc.(1)	35,527	$ 997,598
		$ 997,598
Building Products — 9.1%
A.O. Smith Corp.	46,165	$ 3,268,020
AAON, Inc.	35,924	2,999,654
Advanced Drainage Systems, Inc.	18,503	2,123,219
AZZ, Inc.	24,186	2,648,367
CSW Industrials, Inc.	14,369	3,728,468
Hayward Holdings, Inc.(1)	194,565	2,992,410
		$ 17,760,138
Capital Markets — 3.8%
Cohen & Steers, Inc.	44,341	$ 3,261,724
Stifel Financial Corp.	36,489	4,164,125
		$ 7,425,849
Chemicals — 2.7%
Balchem Corp.	15,321	$ 2,335,993
Quaker Chemical Corp.	24,863	2,844,824
		$ 5,180,817
Consumer Staples Distribution & Retail — 0.5%
Chefs' Warehouse, Inc.(1)	15,325	$ 1,050,682
		$ 1,050,682
Security	Shares	Value
Containers & Packaging — 3.0%
AptarGroup, Inc.	36,444	$ 5,726,810
		$ 5,726,810
Distributors — 0.5%
LKQ Corp.	29,914	$ 881,566
		$ 881,566
Diversified Consumer Services — 1.2%
Bright Horizons Family Solutions, Inc.(1)	20,307	$ 2,296,722
		$ 2,296,722
Diversified REITs — 2.3%
Essential Properties Realty Trust, Inc.	146,176	$ 4,456,906
		$ 4,456,906
Electric Utilities — 2.1%
IDACORP, Inc.	32,053	$ 4,017,202
		$ 4,017,202
Electronic Equipment, Instruments & Components — 2.2%
Badger Meter, Inc.	17,822	$ 3,364,081
Novanta, Inc.(1)	7,461	917,852
		$ 4,281,933
Financial Services — 1.2%
Euronet Worldwide, Inc.(1)	24,173	$ 2,349,132
		$ 2,349,132
Food Products — 1.1%
Marzetti Co.	2,757	$ 490,084
Post Holdings, Inc.(1)	15,035	1,590,854
		$ 2,080,938
Ground Transportation — 0.9%
Landstar System, Inc.	13,522	$ 1,803,429
		$ 1,803,429
Health Care Equipment & Supplies — 0.8%
Integer Holdings Corp.(1)	14,752	$ 1,600,739
		$ 1,600,739
Health Care Providers & Services — 6.9%
Addus HomeCare Corp.(1)	25,239	$ 2,695,021
Chemed Corp.	9,497	3,915,613

Tax-Managed Small-Cap Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services (continued)
Option Care Health, Inc.(1)	101,064	$ 2,966,228
U.S. Physical Therapy, Inc.	53,318	3,900,212
		$ 13,477,074
Health Care Technology — 0.4%
Certara, Inc.(1)	80,984	$ 796,883
		$ 796,883
Hotels, Restaurants & Leisure — 4.6%
Aramark	107,472	$ 4,574,008
Wyndham Hotels & Resorts, Inc.	50,843	4,372,498
		$ 8,946,506
Household Durables — 1.3%
Meritage Homes Corp.	15,217	$ 1,024,713
Taylor Morrison Home Corp.(1)	24,825	1,471,626
		$ 2,496,339
Industrial REITs — 3.2%
EastGroup Properties, Inc.	21,040	$ 3,434,569
Terreno Realty Corp.	49,075	2,723,172
		$ 6,157,741
Insurance — 8.9%
AMERISAFE, Inc.	32,539	$ 1,457,097
First American Financial Corp.	30,906	1,855,905
Hamilton Insurance Group Ltd., Class B(1)	108,269	2,326,701
Kemper Corp.	30,431	1,874,245
RLI Corp.	56,596	3,734,770
Selective Insurance Group, Inc.	20,318	1,584,195
White Mountains Insurance Group Ltd.	2,508	4,483,802
		$ 17,316,715
Machinery — 10.5%
Albany International Corp., Class A	40,437	$ 2,191,281
Atmus Filtration Technologies, Inc.	75,983	2,956,499
Donaldson Co., Inc.	58,918	4,240,328
ESCO Technologies, Inc.	21,624	4,188,569
Franklin Electric Co., Inc.	41,129	3,864,070
Middleby Corp.(1)	20,857	3,028,436
		$ 20,469,183
Media — 0.7%
John Wiley & Sons, Inc., Class A	36,994	$ 1,427,968
		$ 1,427,968
Security	Shares	Value
Professional Services — 2.3%
CBIZ, Inc.(1)	72,220	$ 4,414,086
		$ 4,414,086
Semiconductors & Semiconductor Equipment — 3.0%
Allegro MicroSystems, Inc.(1)	55,596	$ 1,746,271
Diodes, Inc.(1)	53,141	2,623,571
Universal Display Corp.	9,475	1,368,190
		$ 5,738,032
Software — 5.1%
CCC Intelligent Solutions Holdings, Inc.(1)	304,238	$ 2,941,982
Clearwater Analytics Holdings, Inc., Class A(1)	76,877	1,557,528
Descartes Systems Group, Inc.(1)	18,417	1,947,782
nCino, Inc.(1)	58,572	1,635,623
SPS Commerce, Inc.(1)	16,576	1,804,546
		$ 9,887,461
Specialty Retail — 3.2%
Group 1 Automotive, Inc.	4,952	$ 2,040,967
Valvoline, Inc.(1)	118,903	4,191,331
		$ 6,232,298
Trading Companies & Distributors — 2.1%
Core & Main, Inc., Class A(1)	65,007	$ 4,137,045
		$ 4,137,045
Total Common Stocks (identified cost $159,936,302)		$190,831,561

Short-Term Investments — 1.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.22%(2)	3,374,269	$ 3,374,269
Total Short-Term Investments (identified cost $3,374,269)		$ 3,374,269
Total Investments — 100.0% (identified cost $163,310,571)		$194,205,830
Other Assets, Less Liabilities — 0.0%†		$ 41,559
Net Assets — 100.0%		$194,247,389

Tax-Managed Small-Cap Portfolio
July 31, 2025
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2025.
Abbreviations:
REITs	– Real Estate Investment Trusts

The Portfolio did not have any open derivative instruments at July 31, 2025.
Affiliated Investments
At July 31, 2025, the value of the Portfolio’s investment in funds that may be deemed to be affiliated was $3,374,269, which represents 1.7% of the Portfolio’s net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended July 31, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$9,874,706	$31,577,417	$(38,077,854)	$ —	$ —	$3,374,269	$100,418	3,374,269
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2025, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$190,831,561*	$ —	$ —	$190,831,561
Short-Term Investments	3,374,269	—	—	3,374,269
Total Investments	$194,205,830	$ —	$ —	$194,205,830
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.
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